Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

7.Intangible assets, net

The following table presents the Group's intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2020	December 31, 2021
	RMB	RMB
Customer relationships	3,300	3,300
Trade names	4,822	4,822
Developed technology	17,833	17,833
Total Intangible assets	25,955	25,955
Less: accumulated amortization	(4,134)	(8,244)
Intangible assets, net	21,821	17,711

The Company acquired Longye on January 13, 2020 and identified the intangible assets of customer relationships, trade names and developed technology (Note 3). The intangible assets are amortized using straight-line method, which is the Group's best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 3 to 10 years. Amortization expense was nil, RMB4.1 million and RMB4.1 million for the years ended December 31, 2019, 2020 and 2021, respectively.

Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years as of December 31, 2021 are as follows: 2022: RMB4.1 million, 2023: RMB3.0 million, 2024: RMB3.0 million and 2025: RMB3.0 million, 2026: RMB3.0 million.